Equity (Details) - USD ($)			12 Months Ended
	Jun. 20, 2023	Apr. 01, 2021	Mar. 31, 2024	Mar. 31, 2023
Equity [Line Items]
Exercise shares		29,526
Price per share (in Dollars per share)		$ 6.25
Issued shares		59,052
Shares returned	29,526
Common stock, shares authorized			30,000,000	30,000,000
Common stock, par value (in Dollars per share)			$ 0.01	$ 0.01
Common stock, shares issued			4,440,085	4,410,559
Common stock, shares outstanding			4,440,085	4,410,559
Percentage of statutory reserve after tax			10.00%
Percentage of reserve out of registered capital			50.00%
Statutory reserve (in Dollars)			$ 867,530	$ 867,530
Warrants issued for services, description			the company issued warrants to underwriter (Network 1 Financial Securities, Inc.) and its employees to purchased 59,052 ordinary shares at an exercise price of 125% of the IPO price, namely $6.25 dollars per share, at any time or from time to time from August 13, 2019 (the “Exercise Date”), and at or before 5:00 p.m., Eastern time, February 14, 2022 (the “Expiration Date”).
Total exercise shares		29,526
Price per share (in Dollars per share)		$ 6.25
Warrant [Member]
Equity [Line Items]
Total exercise shares		59,052
Price per share (in Dollars per share)		$ 6.25
Erroneously issued shares		59,052
Ordinary Shares [Member]
Equity [Line Items]
Shares returned		29,526